Bonds Payable - Major Terms of Domestic Unsecured Bonds (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)
Domestic Unsecured Bonds Hundred And One Four [member] | Tranche C [member]
Bonds payable [line items]
Issuance starting period	2013-01
Issuance ending period	2023-01
Coupon Rate	1.49%	1.49%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And One Four [member] | Taiwan [member] | Tranche C [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 3,000.0
Domestic Unsecured Bonds Hundred And Two One [member] | Tranche C [member]
Bonds payable [line items]
Issuance starting period	2013-02
Issuance ending period	2023-02
Coupon Rate	1.50%	1.50%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Two One [member] | Taiwan [member] | Tranche C [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 3,600.0
Domestic Unsecured Bonds Hundred And Two Two [member] | Tranche B [member]
Bonds payable [line items]
Issuance starting period	2013-07
Issuance ending period	2023-07
Coupon Rate	1.70%	1.70%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Two Two [member] | Taiwan [member] | Tranche B [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 3,500.0
Domestic Unsecured Bonds Hundred And Two Four [member] | Tranche E [member]
Bonds payable [line items]
Issuance starting period	2013-09
Issuance ending period	2023-03
Coupon Rate	2.05%	2.05%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Two Four [member] | Tranche F [member]
Bonds payable [line items]
Issuance starting period	2013-09
Issuance ending period	2023-09
Coupon Rate	2.10%	2.10%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Two Four [member] | Taiwan [member] | Tranche E [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 5,400.0
Domestic Unsecured Bonds Hundred And Two Four [member] | Taiwan [member] | Tranche F [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 2,600.0
Domestic Unsecured Bonds Hundred And Nine One [Member]
Bonds payable [line items]
Issuance starting period	2020-09
Issuance ending period	2060-09
Coupon Rate	2.70%	2.70%
Repayment and Interest Payment	Bullet repayment (callable onthe 5th anniversary of theissue date and everyanniversary thereafter);interest payable annually
Domestic Unsecured Bonds Hundred And Nine One [Member] | Tranche A [member]
Bonds payable [line items]
Issuance starting period	2020-03
Issuance ending period	2025-03
Coupon Rate	0.58%	0.58%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Nine One [Member] | Tranche B [member]
Bonds payable [line items]
Issuance starting period	2020-03
Issuance ending period	2027-03
Coupon Rate	0.62%	0.62%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Nine One [Member] | Tranche C [member]
Bonds payable [line items]
Issuance starting period	2020-03
Issuance ending period	2030-03
Coupon Rate	0.64%	0.64%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Nine One [Member] | Taiwan [member]
Bonds payable [line items]
Domestic unsecured bonds		$ 1,000.0
Domestic Unsecured Bonds Hundred And Nine One [Member] | Taiwan [member] | Tranche A [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 3,000.0
Domestic Unsecured Bonds Hundred And Nine One [Member] | Taiwan [member] | Tranche B [member]
Bonds payable [line items]
Domestic unsecured bonds	10,500.0
Domestic Unsecured Bonds Hundred And Nine One [Member] | Taiwan [member] | Tranche C [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 10,500.0
Domestic Unsecured Bonds Hundred And Nine Two [Member] | Tranche A [member]
Bonds payable [line items]
Issuance starting period	2020-04
Issuance ending period	2025-04
Coupon Rate	0.52%	0.52%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Nine Two [Member] | Tranche B [member]
Bonds payable [line items]
Issuance starting period	2020-04
Issuance ending period	2027-04
Coupon Rate	0.58%	0.58%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Nine Two [Member] | Tranche C [member]
Bonds payable [line items]
Issuance starting period	2020-04
Issuance ending period	2030-04
Coupon Rate	0.60%	0.60%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Nine Two [Member] | Taiwan [member] | Tranche A [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 5,900.0
Domestic Unsecured Bonds Hundred And Nine Two [Member] | Taiwan [member] | Tranche B [member]
Bonds payable [line items]
Domestic unsecured bonds	10,400.0
Domestic Unsecured Bonds Hundred And Nine Two [Member] | Taiwan [member] | Tranche C [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 5,300.0
Domestic Unsecured Bonds Hundred And Nine Three [Member] | Tranche A [member]
Bonds payable [line items]
Issuance starting period	2020-05
Issuance ending period	2025-05
Coupon Rate	0.55%	0.55%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Nine Three [Member] | Tranche B [member]
Bonds payable [line items]
Issuance starting period	2020-05
Issuance ending period	2027-05
Coupon Rate	0.60%	0.60%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Nine Three [Member] | Tranche C [member]
Bonds payable [line items]
Issuance starting period	2020-05
Issuance ending period	2030-05
Coupon Rate	0.64%	0.64%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Nine Three [Member] | Taiwan [member] | Tranche A [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 4,500.0
Domestic Unsecured Bonds Hundred And Nine Three [Member] | Taiwan [member] | Tranche B [member]
Bonds payable [line items]
Domestic unsecured bonds	7,500.0
Domestic Unsecured Bonds Hundred And Nine Three [Member] | Taiwan [member] | Tranche C [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 2,400.0
Domestic Unsecured Bonds Hundred And Nine Four [Member] | Tranche A [member]
Bonds payable [line items]
Issuance starting period	2020-07
Issuance ending period	2025-07
Coupon Rate	0.58%	0.58%
Repayment and Interest Payment	Two equal installments in last two years; interest payable annually
Domestic Unsecured Bonds Hundred And Nine Four [Member] | Tranche B [member]
Bonds payable [line items]
Issuance starting period	2020-07
Issuance ending period	2027-07
Coupon Rate	0.65%	0.65%
Repayment and Interest Payment	Two equal installments in last two years; interest payable annually
Domestic Unsecured Bonds Hundred And Nine Four [Member] | Tranche C [member]
Bonds payable [line items]
Issuance starting period	2020-07
Issuance ending period	2030-07
Coupon Rate	0.67%	0.67%
Repayment and Interest Payment	Two equal installments in last two years; interest payable annually
Domestic Unsecured Bonds Hundred And Nine Four [Member] | Taiwan [member] | Tranche A [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 5,700.0
Domestic Unsecured Bonds Hundred And Nine Four [Member] | Taiwan [member] | Tranche B [member]
Bonds payable [line items]
Domestic unsecured bonds	6,300.0
Domestic Unsecured Bonds Hundred And Nine Four [Member] | Taiwan [member] | Tranche C [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 1,900.0
Domestic Unsecured Bonds Hundred And Nine Five [Member] | Tranche A [member]
Bonds payable [line items]
Issuance starting period	2020-09
Issuance ending period	2025-09
Coupon Rate	0.50%	0.50%
Repayment and Interest Payment	Two equal installments in last two years; interest payable annually
Domestic Unsecured Bonds Hundred And Nine Five [Member] | Tranche B [member]
Bonds payable [line items]
Issuance starting period	2020-09
Issuance ending period	2027-09
Coupon Rate	0.58%	0.58%
Repayment and Interest Payment	Two equal installments in last two years; interest payable annually
Domestic Unsecured Bonds Hundred And Nine Five [Member] | Tranche C [member]
Bonds payable [line items]
Issuance starting period	2020-09
Issuance ending period	2030-09
Coupon Rate	0.60%	0.60%
Repayment and Interest Payment	Two equal installments in last two years; interest payable annually
Domestic Unsecured Bonds Hundred And Nine Five [Member] | Taiwan [member] | Tranche A [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 4,800.0
Domestic Unsecured Bonds Hundred And Nine Five [Member] | Taiwan [member] | Tranche B [member]
Bonds payable [line items]
Domestic unsecured bonds	8,000.0
Domestic Unsecured Bonds Hundred And Nine Five [Member] | Taiwan [member] | Tranche C [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 2,800.0
Domestic Unsecured Bonds Hundred And Nine Six Green Bond [Member] | Tranche A [member]
Bonds payable [line items]
Issuance starting period	2020-12
Issuance ending period	2025-12
Coupon Rate	0.40%	0.40%
Repayment and Interest Payment	Two equal installments in last two years; interest payable annually
Domestic Unsecured Bonds Hundred And Nine Six Green Bond [Member] | Tranche B [member]
Bonds payable [line items]
Issuance starting period	2020-12
Issuance ending period	2027-12
Coupon Rate	0.44%	0.44%
Repayment and Interest Payment	Two equal installments in last two years; interest payable annually
Domestic Unsecured Bonds Hundred And Nine Six Green Bond [Member] | Tranche C [member]
Bonds payable [line items]
Issuance starting period	2020-12
Issuance ending period	2030-12
Coupon Rate	0.48%	0.48%
Repayment and Interest Payment	Two equal installments in last two years; interest payable annually
Domestic Unsecured Bonds Hundred And Nine Six Green Bond [Member] | Taiwan [member] | Tranche A [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 1,600.0
Domestic Unsecured Bonds Hundred And Nine Six Green Bond [Member] | Taiwan [member] | Tranche B [member]
Bonds payable [line items]
Domestic unsecured bonds	5,600.0
Domestic Unsecured Bonds Hundred And Nine Six Green Bond [Member] | Taiwan [member] | Tranche C [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 4,800.0
Domestic Unsecured Bonds Hundred And Nine Seven [Member] | Tranche A [member]
Bonds payable [line items]
Issuance starting period	2020-12
Issuance ending period	2025-12
Coupon Rate	0.36%	0.36%
Repayment and Interest Payment	Two equal installments in last two years; interest payable annually
Domestic Unsecured Bonds Hundred And Nine Seven [Member] | Tranche B [member]
Bonds payable [line items]
Issuance starting period	2020-12
Issuance ending period	2027-12
Coupon Rate	0.41%	0.41%
Repayment and Interest Payment	Two equal installments in last two years; interest payable annually
Domestic Unsecured Bonds Hundred And Nine Seven [Member] | Tranche C [member]
Bonds payable [line items]
Issuance starting period	2020-12
Issuance ending period	2030-12
Coupon Rate	0.45%	0.45%
Repayment and Interest Payment	Two equal installments in last two years; interest payable annually
Domestic Unsecured Bonds Hundred And Nine Seven [Member] | Taiwan [member] | Tranche A [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 1,900.0
Domestic Unsecured Bonds Hundred And Nine Seven [Member] | Taiwan [member] | Tranche B [member]
Bonds payable [line items]
Domestic unsecured bonds	10,200.0
Domestic Unsecured Bonds Hundred And Nine Seven [Member] | Taiwan [member] | Tranche C [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 6,400.0
Domestic Unsecured Bonds Hundred And Ten One [Member] | Tranche A [member]
Bonds payable [line items]
Issuance starting period	2021-03
Issuance ending period	2026-03
Coupon Rate	0.50%	0.50%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Ten One [Member] | Tranche B [member]
Bonds payable [line items]
Issuance starting period	2021-03
Issuance ending period	2028-03
Coupon Rate	0.55%	0.55%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Ten One [Member] | Tranche C [member]
Bonds payable [line items]
Issuance starting period	2021-03
Issuance ending period	2031-03
Coupon Rate	0.60%	0.60%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Ten One [Member] | Taiwan [member] | Tranche A [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 4,800.0
Domestic Unsecured Bonds Hundred And Ten One [Member] | Taiwan [member] | Tranche B [member]
Bonds payable [line items]
Domestic unsecured bonds	11,400.0
Domestic Unsecured Bonds Hundred And Ten One [Member] | Taiwan [member] | Tranche C [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 4,900.0
Domestic Unsecured Bonds Hundred And Ten Two [Member] | Tranche A [member]
Bonds payable [line items]
Issuance starting period	2021-05
Issuance ending period	2026-05
Coupon Rate	0.50%	0.50%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Ten Two [Member] | Tranche B [member]
Bonds payable [line items]
Issuance starting period	2021-05
Issuance ending period	2028-05
Coupon Rate	0.58%	0.58%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Ten Two [Member] | Tranche C [member]
Bonds payable [line items]
Issuance starting period	2021-05
Issuance ending period	2031-05
Coupon Rate	0.65%	0.65%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Ten Two [Member] | Taiwan [member] | Tranche A [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 5,200.0
Domestic Unsecured Bonds Hundred And Ten Two [Member] | Taiwan [member] | Tranche B [member]
Bonds payable [line items]
Domestic unsecured bonds	8,400.0
Domestic Unsecured Bonds Hundred And Ten Two [Member] | Taiwan [member] | Tranche C [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 5,600.0
Domestic Unsecured Bonds Hundred And Ten Three [Member] | Tranche A [member]
Bonds payable [line items]
Issuance starting period	2021-06
Issuance ending period	2026-06
Coupon Rate	0.52%	0.52%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Ten Three [Member] | Tranche B [member]
Bonds payable [line items]
Issuance starting period	2021-06
Issuance ending period	2028-06
Coupon Rate	0.58%	0.58%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Ten Three [Member] | Tranche C [member]
Bonds payable [line items]
Issuance starting period	2021-06
Issuance ending period	2031-06
Coupon Rate	0.65%	0.65%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Ten Three [Member] | Taiwan [member] | Tranche A [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 6,900.0
Domestic Unsecured Bonds Hundred And Ten Three [Member] | Taiwan [member] | Tranche B [member]
Bonds payable [line items]
Domestic unsecured bonds	7,900.0
Domestic Unsecured Bonds Hundred And Ten Three [Member] | Taiwan [member] | Tranche C [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 4,900.0
Domestic Unsecured Bonds Hundred And Ten Four [Member] | Tranche A [member]
Bonds payable [line items]
Issuance starting period	2021-08
Issuance ending period	2025-08
Coupon Rate	0.485%	0.485%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Ten Four [Member] | Tranche B [member]
Bonds payable [line items]
Issuance starting period	2021-08
Issuance ending period	2026-08
Coupon Rate	0.50%	0.50%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Ten Four [Member] | Tranche C [member]
Bonds payable [line items]
Issuance starting period	2021-08
Issuance ending period	2028-08
Coupon Rate	0.55%	0.55%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Ten Four [Member] | Tranche D [member]
Bonds payable [line items]
Issuance starting period	2021-08
Issuance ending period	2031-08
Coupon Rate	0.62%	0.62%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Ten Four [Member] | Taiwan [member] | Tranche A [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 4,000.0
Domestic Unsecured Bonds Hundred And Ten Four [Member] | Taiwan [member] | Tranche B [member]
Bonds payable [line items]
Domestic unsecured bonds	8,000.0
Domestic Unsecured Bonds Hundred And Ten Four [Member] | Taiwan [member] | Tranche C [member]
Bonds payable [line items]
Domestic unsecured bonds	5,400.0
Domestic Unsecured Bonds Hundred And Ten Four [Member] | Taiwan [member] | Tranche D [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 4,200.0
Domestic Unsecured Bonds Hundred And Ten Six [Member] | Tranche A [member]
Bonds payable [line items]
Issuance starting period	2021-10
Issuance ending period	2026-04
Coupon Rate	0.535%	0.535%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Ten Six [Member] | Tranche B [member]
Bonds payable [line items]
Issuance starting period	2021-10
Issuance ending period	2026-10
Coupon Rate	0.54%	0.54%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Ten Six [Member] | Tranche C [member]
Bonds payable [line items]
Issuance starting period	2021-10
Issuance ending period	2028-10
Coupon Rate	0.60%	0.60%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Ten Six [Member] | Tranche D [member]
Bonds payable [line items]
Issuance starting period	2021-10
Issuance ending period	2031-10
Coupon Rate	0.62%	0.62%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Ten Six [Member] | Taiwan [member] | Tranche A [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 3,200.0
Domestic Unsecured Bonds Hundred And Ten Six [Member] | Taiwan [member] | Tranche B [member]
Bonds payable [line items]
Domestic unsecured bonds	6,900.0
Domestic Unsecured Bonds Hundred And Ten Six [Member] | Taiwan [member] | Tranche C [member]
Bonds payable [line items]
Domestic unsecured bonds	4,600.0
Domestic Unsecured Bonds Hundred And Ten Six [Member] | Taiwan [member] | Tranche D [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 1,600.0
Domestic Unsecured Bonds Hundred And Ten Seven [Member] | Tranche A [member]
Bonds payable [line items]
Issuance starting period	2021-12
Issuance ending period	2026-12
Coupon Rate	0.65%	0.65%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Ten Seven [Member] | Tranche B [member]
Bonds payable [line items]
Issuance starting period	2021-12
Issuance ending period	2027-06
Coupon Rate	0.675%	0.675%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Ten Seven [Member] | Tranche C [member]
Bonds payable [line items]
Issuance starting period	2021-12
Issuance ending period	2028-12
Coupon Rate	0.72%	0.72%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Ten Seven [Member] | Taiwan [member] | Tranche A [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 7,700.0
Domestic Unsecured Bonds Hundred And Ten Seven [Member] | Taiwan [member] | Tranche B [member]
Bonds payable [line items]
Domestic unsecured bonds	3,500.0
Domestic Unsecured Bonds Hundred And Ten Seven [Member] | Taiwan [member] | Tranche C [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 5,500.0
Domestic Unsecured Bonds Hundred And Ten Five [Member]
Bonds payable [line items]
Issuance starting period	2021-09
Issuance ending period	2051-09
Coupon Rate	3.10%	3.10%
Repayment and Interest Payment	Bullet repayment (callable on the 5th anniversary of the issue date and every anniversary thereafter); interest payable annually
Domestic Unsecured Bonds Hundred And Ten Five [Member] | Taiwan [member]
Bonds payable [line items]
Domestic unsecured bonds		$ 1,000.0
Domestic Unsecured Bonds Hundred And Fourteen One [Member] | Taiwan [member] | Tranche A [member]
Bonds payable [line items]
Issuance starting period	2025-03
Issuance ending period	2030-03
Coupon Rate	1.90%	1.90%
Domestic unsecured bonds		$ 12,000.0
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Fourteen One [Member] | Taiwan [member] | Tranche B [member]
Bonds payable [line items]
Issuance starting period	2025-03
Issuance ending period	2035-03
Coupon Rate	2.05%	2.05%
Domestic unsecured bonds		$ 7,200.0
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Eleven One Green Bond [Member] | Tranche A [member]
Bonds payable [line items]
Issuance starting period	2022-01
Issuance ending period	2027-01
Coupon Rate	0.63%	0.63%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Eleven One Green Bond [Member] | Tranche B [member]
Bonds payable [line items]
Issuance starting period	2022-01
Issuance ending period	2029-01
Coupon Rate	0.72%	0.72%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Eleven One Green Bond [Member] | Taiwan [member] | Tranche A [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 2,100.0
Domestic Unsecured Bonds Hundred And Eleven One Green Bond [Member] | Taiwan [member] | Tranche B [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 3,300.0
Domestic Unsecured Bonds Hundred And Eleven Two [Member] | Tranche A [member]
Bonds payable [line items]
Issuance starting period	2022-03
Issuance ending period	2026-09
Coupon Rate	0.84%	0.84%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Eleven Two [Member] | Tranche B [member]
Bonds payable [line items]
Issuance starting period	2022-03
Issuance ending period	2027-03
Coupon Rate	0.85%	0.85%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Eleven Two [Member] | Tranche C [member]
Bonds payable [line items]
Issuance starting period	2022-03
Issuance ending period	2029-03
Coupon Rate	0.90%	0.90%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Eleven Two [Member] | Taiwan [member] | Tranche A [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 3,000.0
Domestic Unsecured Bonds Hundred And Eleven Two [Member] | Taiwan [member] | Tranche B [member]
Bonds payable [line items]
Domestic unsecured bonds	9,600.0
Domestic Unsecured Bonds Hundred And Eleven Two [Member] | Taiwan [member] | Tranche C [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 1,600.0
Domestic Unsecured Bonds Hundred And Eleven Three Green Bond [Member]
Bonds payable [line items]
Issuance starting period	2022-05
Issuance ending period	2027-05
Coupon Rate	1.50%	1.50%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Eleven Three Green Bond [Member] | Taiwan [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 6,100.0
Domestic Unsecured Bonds Hundred And Eleven Four Green Bond [Member] | Tranche A [member]
Bonds payable [line items]
Issuance starting period	2022-07
Issuance ending period	2026-07
Coupon Rate	1.60%	1.60%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Eleven Four Green Bond [Member] | Tranche B [member]
Bonds payable [line items]
Issuance starting period	2022-07
Issuance ending period	2027-07
Coupon Rate	1.70%	1.70%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Eleven Four Green Bond [Member] | Tranche C [member]
Bonds payable [line items]
Issuance starting period	2022-07
Issuance ending period	2029-07
Coupon Rate	1.75%	1.75%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Eleven Four Green Bond [Member] | Tranche D [member]
Bonds payable [line items]
Issuance starting period	2022-07
Issuance ending period	2032-07
Coupon Rate	1.95%	1.95%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Eleven Four Green Bond [Member] | Taiwan [member] | Tranche A [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 1,200.0
Domestic Unsecured Bonds Hundred And Eleven Four Green Bond [Member] | Taiwan [member] | Tranche B [member]
Bonds payable [line items]
Domestic unsecured bonds	10,100.0
Domestic Unsecured Bonds Hundred And Eleven Four Green Bond [Member] | Taiwan [member] | Tranche C [member]
Bonds payable [line items]
Domestic unsecured bonds	1,200.0
Domestic Unsecured Bonds Hundred And Eleven Four Green Bond [Member] | Taiwan [member] | Tranche D [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 1,400.0
Domestic Unsecured Bonds Hundred And Eleven Five [Member] | Tranche A [member]
Bonds payable [line items]
Issuance starting period	2022-08
Issuance ending period	2027-06
Coupon Rate	1.65%	1.65%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Eleven Five [Member] | Tranche B [member]
Bonds payable [line items]
Issuance starting period	2022-08
Issuance ending period	2027-08
Coupon Rate	1.65%	1.65%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Eleven Five [Member] | Tranche C [member]
Bonds payable [line items]
Issuance starting period	2022-08
Issuance ending period	2029-08
Coupon Rate	1.65%	1.65%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Eleven Five [Member] | Tranche D [member]
Bonds payable [line items]
Issuance starting period	2022-08
Issuance ending period	2032-08
Coupon Rate	1.82%	1.82%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Eleven Five [Member] | Taiwan [member] | Tranche A [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 2,000.0
Domestic Unsecured Bonds Hundred And Eleven Five [Member] | Taiwan [member] | Tranche B [member]
Bonds payable [line items]
Domestic unsecured bonds	8,900.0
Domestic Unsecured Bonds Hundred And Eleven Five [Member] | Taiwan [member] | Tranche C [member]
Bonds payable [line items]
Domestic unsecured bonds	2,200.0
Domestic Unsecured Bonds Hundred And Eleven Five [Member] | Taiwan [member] | Tranche D [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 2,500.0
Domestic Unsecured Bonds Hundred And Eleven Six Green Bond [Member] | Tranche A [member]
Bonds payable [line items]
Issuance starting period	2022-10
Issuance ending period	2027-10
Coupon Rate	1.75%	1.75%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Eleven Six Green Bond [Member] | Tranche B [member]
Bonds payable [line items]
Issuance starting period	2022-10
Issuance ending period	2029-10
Coupon Rate	1.80%	1.80%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Eleven Six Green Bond [Member] | Tranche C [member]
Bonds payable [line items]
Issuance starting period	2022-10
Issuance ending period	2032-10
Coupon Rate	2.00%	2.00%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Eleven Six Green Bond [Member] | Taiwan [member] | Tranche A [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 5,700.0
Domestic Unsecured Bonds Hundred And Eleven Six Green Bond [Member] | Taiwan [member] | Tranche B [member]
Bonds payable [line items]
Domestic unsecured bonds	1,000.0
Domestic Unsecured Bonds Hundred And Eleven Six Green Bond [Member] | Taiwan [member] | Tranche C [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 3,500.0
Domestic Unsecured Bonds Hundred And Twelve One Green Bond [Member] | Tranche A [member]
Bonds payable [line items]
Issuance starting period	2023-03
Issuance ending period	2028-03
Coupon Rate	1.54%	1.54%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Twelve One Green Bond [Member] | Tranche B [member]
Bonds payable [line items]
Issuance starting period	2023-03
Issuance ending period	2030-03
Coupon Rate	1.60%	1.60%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Twelve One Green Bond [Member] | Tranche C [member]
Bonds payable [line items]
Issuance starting period	2023-03
Issuance ending period	2033-03
Coupon Rate	1.78%	1.78%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Twelve One Green Bond [Member] | Taiwan [member] | Tranche A [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 12,200.0
Domestic Unsecured Bonds Hundred And Twelve One Green Bond [Member] | Taiwan [member] | Tranche B [member]
Bonds payable [line items]
Domestic unsecured bonds	2,300.0
Domestic Unsecured Bonds Hundred And Twelve One Green Bond [Member] | Taiwan [member] | Tranche C [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 4,800.0
Domestic Unsecured Bonds Hundred And Twelve Two Green Bond [Member] | Tranche A [member]
Bonds payable [line items]
Issuance starting period	2023-05
Issuance ending period	2028-05
Coupon Rate	1.60%	1.60%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Twelve Two Green Bond [Member] | Tranche B [member]
Bonds payable [line items]
Issuance starting period	2023-05
Issuance ending period	2030-05
Coupon Rate	1.65%	1.65%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Twelve Two Green Bond [Member] | Tranche C [member]
Bonds payable [line items]
Issuance starting period	2023-05
Issuance ending period	2033-05
Coupon Rate	1.82%	1.82%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Twelve Two Green Bond [Member] | Taiwan [member] | Tranche A [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 13,100.0
Domestic Unsecured Bonds Hundred And Twelve Two Green Bond [Member] | Taiwan [member] | Tranche B [member]
Bonds payable [line items]
Domestic unsecured bonds	2,300.0
Domestic Unsecured Bonds Hundred And Twelve Two Green Bond [Member] | Taiwan [member] | Tranche C [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 5,300.0
Domestic Unsecured Bonds Hundred And Twelve Three [Member] | Tranche A [member]
Bonds payable [line items]
Issuance starting period	2023-06
Issuance ending period	2028-06
Coupon Rate	1.60%	1.60%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Twelve Three [Member] | Tranche B [member]
Bonds payable [line items]
Issuance starting period	2023-06
Issuance ending period	2030-06
Coupon Rate	1.65%	1.65%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Twelve Three [Member] | Tranche C [member]
Bonds payable [line items]
Issuance starting period	2023-06
Issuance ending period	2033-06
Coupon Rate	1.80%	1.80%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Twelve Three [Member] | Taiwan [member] | Tranche A [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 11,400.0
Domestic Unsecured Bonds Hundred And Twelve Three [Member] | Taiwan [member] | Tranche B [member]
Bonds payable [line items]
Domestic unsecured bonds	2,600.0
Domestic Unsecured Bonds Hundred And Twelve Three [Member] | Taiwan [member] | Tranche C [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 6,000.0
Domestic Unsecured Bonds Hundred And Twelve Four [Member] | Tranche A [member]
Bonds payable [line items]
Issuance starting period	2023-08
Issuance ending period	2028-08
Coupon Rate	1.60%	1.60%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Twelve Four [Member] | Tranche B [member]
Bonds payable [line items]
Issuance starting period	2023-08
Issuance ending period	2030-08
Coupon Rate	1.65%	1.65%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Twelve Four [Member] | Tranche C [member]
Bonds payable [line items]
Issuance starting period	2023-08
Issuance ending period	2033-08
Coupon Rate	1.76%	1.76%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Twelve Four [Member] | Taiwan [member] | Tranche A [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 7,300.0
Domestic Unsecured Bonds Hundred And Twelve Four [Member] | Taiwan [member] | Tranche B [member]
Bonds payable [line items]
Domestic unsecured bonds	700.0
Domestic Unsecured Bonds Hundred And Twelve Four [Member] | Taiwan [member] | Tranche C [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 7,900.0
Domestic Unsecured Bonds Hundred And Twelve Five [Member] | Tranche A [member]
Bonds payable [line items]
Issuance starting period	2023-10
Issuance ending period	2028-10
Coupon Rate	1.62%	1.62%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Twelve Five [Member] | Tranche B [member]
Bonds payable [line items]
Issuance starting period	2023-10
Issuance ending period	2033-10
Coupon Rate	1.76%	1.76%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Twelve Five [Member] | Taiwan [member] | Tranche A [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 4,300.0
Domestic Unsecured Bonds Hundred And Twelve Five [Member] | Taiwan [member] | Tranche B [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 5,500.0
Domestic Unsecured Bonds Hundred And Thirteen One Green Bond [Member] | Tranche A [member]
Bonds payable [line items]
Issuance starting period	2024-03
Issuance ending period	2029-03
Coupon Rate	1.64%	1.64%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Thirteen One Green Bond [Member] | Tranche B [member]
Bonds payable [line items]
Issuance starting period	2024-03
Issuance ending period	2034-03
Coupon Rate	1.76%	1.76%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Thirteen One Green Bond [Member] | Taiwan [member] | Tranche A [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 12,000.0
Domestic Unsecured Bonds Hundred And Thirteen One Green Bond [Member] | Taiwan [member] | Tranche B [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 10,800.0
Domestic Unsecured Bonds Hundred And Thirteen Two Green Bond [Member] | Tranche A [member]
Bonds payable [line items]
Issuance starting period	2024-05
Issuance ending period	2029-05
Coupon Rate	1.98%	1.98%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Thirteen Two Green Bond [Member] | Tranche B [member]
Bonds payable [line items]
Issuance starting period	2024-05
Issuance ending period	2034-05
Coupon Rate	2.10%	2.10%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Thirteen Two Green Bond [Member] | Taiwan [member] | Tranche A [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 4,900.0
Domestic Unsecured Bonds Hundred And Thirteen Two Green Bond [Member] | Taiwan [member] | Tranche B [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 6,600.0